2. Investment Securities	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Investment securities available for sale at December 31, 2019 and 2018 are as follows:

(Dollars in thousands)

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$77,812	1,371	227	78,956
U.S. Government sponsored enterprises	28,265	443	311	28,397
State and political subdivisions	84,686	3,657	200	88,143
Trust preferred securities	250	—	—	250
Total	$191,013	5,471	738	195,746

(Dollars in thousands)

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$52,145	516	558	52,103
U.S. Government
sponsored enterprises	35,356	71	793	34,634
State and political subdivisions	105,545	2,089	43	107,591
Trust preferred securities	250	—	—	250
Total	$193,296	2,676	1,394	194,578

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2019 and 2018 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$28,395	177	6,351	50	34,746	227
U.S. Government
sponsored enterprises	2,899	10	6,151	301	9,050	311
State and political subdivisions	7,367	200	—	—	7,367	200
Total	$38,661	387	12,502	351	51,163	738

              (Dollars in thousands)

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$6,932	56	17,670	502	24,602	558
U.S. Government
sponsored enterprises	1,784	69	25,172	724	26,956	793
State and political subdivisions	4,815	26	1,578	17	6,393	43
Total	$13,531	151	44,420	1,243	57,951	1,394

At December 31, 2019, unrealized losses in the investment securities portfolio relating to debt securities totaled $738,000. The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary. From the December 31, 2019 tables above, seven out of 90 securities issued by state and political subdivisions contained unrealized losses and 24 out of 57 securities issued by U.S. Government sponsored enterprises, including mortgage-backed securities, contained unrealized losses. These unrealized losses are considered temporary because of acceptable financial condition and results of operations on each security and the repayment sources of principal and interest on U.S. Government sponsored enterprises, including mortgage-backed securities, are government backed.

The Company periodically evaluates its investments for any impairment which would be deemed other-than-temporary.   No investment impairments were deemed other-than-temporary in 2019, 2018 or 2017.

The amortized cost and estimated fair value of investment securities available for sale at December 31, 2019, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

December 31, 2019

(Dollars in thousands)

	Amortized Cost	Estimated Fair Value
Due within one year	$5,490	5,465
Due from one to five years	56,399	58,315
Due from five to ten years	47,717	49,293
Due after ten years	3,595	3,717
Mortgage-backed securities	77,812	78,956
Total	$191,013	195,746

During 2019, proceeds from sales of securities available for sale were $20.7 million and resulted in net gains of $226,000. During 2018, proceeds from sales of securities available for sale were $36.0 million and resulted in gross gains of $15,000. No securities available for sale were sold during the year ended December 31, 2017.

Securities with a fair value of approximately $66.0 million and $93.0 million at December 31, 2019 and 2018, respectively, were pledged to secure public deposits, FHLB of Atlanta (“FHLB”) borrowings and for other purposes as required by law.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. There is a three-level fair value hierarchy for fair value measurements. Level 1 inputs are quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. The table below presents the balance of securities available for sale, which are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 and 2018.

(Dollars in thousands)

	December 31, 2019
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$78,956	—	78,956	—
U.S. Government
sponsored enterprises	$28,397	—	28,397	—
State and political subdivisions	$88,143	—	88,143	—
Trust preferred securities	$250	—	—	250

(Dollars in thousands)

	December 31, 2018
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$52,103	—	52,103	—
U.S. Government
sponsored enterprises	$34,634	—	34,634	—
State and political subdivisions	$107,591	—	107,591	—
Trust preferred securities	$250	—	—	250

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available. If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

The following is an analysis of fair value measurements of investment securities available for sale using Level 3, significant unobservable inputs, for the year ended December 31, 2019.

(Dollars in thousands)

Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period		$250
Change in book value		—
Change in gain/(loss) realized and unrealized		—
Purchases/(sales and calls)		—
Transfers in and/or (out) of Level 3		—
Balance, end of period		$250

Change in unrealized gain/(loss) for assets still held in Level 3		$—